Consolidated Statements of Cash Flows - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Operating income before income taxes	$ 172,375	$ 233,913	$ 9,954
Debits (credits) to income that do not represent cash flows
Depreciation and amortization	127,166	86,817	81,845
Provisions for loans and accounts receivable from customers and interbank loans	441,343	328,266	346,980
Provisions and write-offs for assets received in lieu of payment	18,284	16,132	14,472
Provisions for contingencies	507	1,998	586
Impairment	728	28	27
Net gain on sale of loans and accounts receivable from customers	(14,588)	(1,602)	(15,121)
Income received from FVTPL / Trading and derivative activities	(92,959)	(74,071)	63,625
Income received from sale of FVTOCI / Available for sale	(33,867)	(13,765)	(13,641)
Net interest income	(900,418)	(887,663)	(782,982)
Fee and commission income	(244,196)	(237,956)	(216,420)
Fee and commission expense	69,792	51,827	38,849
Net foreign exchange gain (loss)	(27,626)	17,965	(46,165)
Net gain on sale of property, plant and equipment	(1,593)	(5,212)	(13,020)
Other charges (credits) that do not represent cash flows	50,422	20,684	8,887
Subtotal	(434,630)	(462,639)	(522,124)
Loans and accounts receivable from customers and interbank loans	(1,254,664)	(1,610,676)	393,967
Investments under resale agreements	33,492	(80,943)	(10,784)
Obligations under repurchase agreements	(456,157)	594,694	47,041
Financial instruments at FVTPL / Trading investments	(55,236)	326,131	207,263
Financial instruments at FVTOCI / Available for sale investments	(941,256)	166,753	(933,263)
Financial instruments at amortized cost / Held to maturity investments	83,228	3,120	24,392
Other assets and liabilities	(41,251)	(99,717)	319,624
Penalty fee recover			21,765
Time deposits and other time liabilities	1,499,076	430,141	(1,521,753)
Deposits and other demand liabilities	572,973	159,296	(312,332)
Foreign borrowings obtained	3,163,543	2,741,786	3,911,800
Repayment of foreign borrowings	(2,928,952)	(2,636,867)	(3,839,035)
Interest paid	(590,814)	(873,121)	(875,702)
Interest received	1,663,507	1,951,250	1,661,537
Net fee and commission income	171,682	186,258	177,660
Taxes paid	(152,681)	(105,683)	(136,184)
Repayment of other borrowings	(566)	(4,666)	(8,497)
Proceeds from sale of assets received in lieu of payment	23,203	10,638	3,762
Net cash flows provided by (used in) operating activities	354,497	695,755	(1,390,863)
CASH FLOWS FROM INVESTMENT ACTIVITIES:
Purchase of property, plant and equipment and intangible assets	(65,716)	(82,952)	(87,155)
Sales of property, plant and equipment	18,263	41,078
Payments for investments in subsidiaries	(268,174)
Net cash flows provided by (used in) investing activities	(315,627)	(41,874)	(87,155)
CASH FLOWS FROM FINANCING ACTIVITIES:
Debt instruments issued	649,321	484,754	1,076,452
Redemption of debt issued	(633,671)	(911,047)	(726,232)
Dividends paid	(51,347)	(22,979)	(618)
Payments of lease liabilities	(34,226)
Net cash flows provided by financing activities	(69,923)	(449,272)	349,602
Effect of changes in exchange rates	115,940	83,354	86,761
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	84,887	287,963	(1,041,655)
Cash and cash equivalents at the beginning of the year	1,363,052	1,075,089	2,116,744
Cash and cash equivalents at end of the year	1,447,939	1,363,052	1,075,089
Net increase (decrease) in cash and cash equivalents	$ 84,887	$ 287,963	$ (1,041,655)